EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share

	2016	2015
Weighted average number of shares (000s)	156,387	116,712
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2016	2015
Net income from continuing operations after non-controlling interest	93,218	134,899
Net loss from discontinued operations after non-controlling interest	—	(100,701)
Net income attributable to the Company	93,218	34,198